CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidated Statements Of Cash Flows
Net Loss	$ (2,625,146)	$ (5,344,088)	$ (5,836,369)	$ (2,272,612)
Depreciation			14,088	15,794
Gain on fair market valuation of derivatives	(656,000)
Depreciation and amortization	13,929	7,903
Loss on disposal of property and equipment			1,322
Warrants issued with common stock	383,005	15,400	135,400	28,000
Stock issued for interest expense	55,777			12,500
Preferred Stock issued for compensation		200,000	200,000	1,156,708
Common Stock issued for services				233,502
Impairment of goodwill		4,799,965	4,799,965
Stock issued for services	671,924
Equity instruments issued with debt greater than debt carrying amount	1,361,000
Change in receivable reserve	(5,000)	4,534	79,534	35,465
Accounts receivable	(611,519)	(58,409)	(74,629)	(33,700)
Inventory	7,248	185,708	258,300	(300,354)
Prepaid inventory	51,988	(14,294)	(37,212)	(14,776)
Notes receivable				(15,189)
Deposits	(1,672,688)	5,000	5,000
Accounts payable	1,592,314	56,488	207,176	126,849
Due to officers		(500)	(500)
Net cash used in operations	(1,433,168)	(142,293)	(247,925)	(1,027,813)
Proceeds from sale of property and equipment			6,293
Purchase of property and equipment			(534)	(30,969)
Cash assumed in reverse merger	100	35	35
Net cash used in investing activities	100	35	5,794	(30,969)
Proceeds from issuance of notes payable	1,378,474	29,982	264,306	250,000
Proceeds from issuance of notes payable to related parties	17,502	44,190	44,190	150,000
Payments on notes payable	(100,000)		(150,000)	(100,000)
Payments on notes payable to related parties	(20,000)	(15,000)	(89,192)	(10,000)
Proceeds from issuance of common stock and common stock subscribed			180,000	715,750
Proceeds from issuance of common stock and warrants	310,160	80,000
Net cash provided by financing activities	1,586,136	139,172	249,304	1,005,750
NET CHANGE IN CASH AND CASH EQUIVALENTS	153,068	(3,086)	7,173	(53,032)
CASH AND CASH EQUIVALENTS, beginning of period	16,312	9,139	9,139	62,171
CASH AND CASH EQUIVALENTS, end of period	169,380	6,053	16,312	9,139
Cash paid for interest	6,750
Common stock issued for interest	55,777			12,500
Warrant expense	$ 383,005	$ 15,000	$ 135,400	$ 28,000